Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated September 21, 2018 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus and Statement of Additional Information,

each dated July 30, 2018

Portfolio Managers

Effective immediately, David Mehenny no longer serves as Portfolio Manager to the Fund. Therefore, all references to David Mehenny in the Fund’s Prospectus and Statement of Additional Information are hereby removed.

Officers

Effective immediately, the “Officers” table in the “Management” section of the Fund’s Statement of Additional Information is amended and restated in its entirety as follows:

Name and Year of Birth of Officers	Position(s) Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brian F. Gavin (1969)	President (Principal Executive Officer)	August 2012 to Present	Chief Operating Officer & Senior Managing Director,[2] Blackstone (2007–Present)

James Hannigan (1983)	Chief Compliance Officer and Chief Legal Officer	Chief Compliance Officer (August 2016 to Present); Chief Legal Officer (March 2015 to Present) Anti-Money Laundering Officer (August 2016 to September 2018)	Managing Director,[2] Blackstone (2018–Present); Vice President, Blackstone (2014–2017); Associate, Blackstone (2012–2013)

Natasha Kulkarni (1985)	Secretary	May 2018 to Present	Vice President, Blackstone (2016–Present); Associate, Blackstone (2013–2015)

Arthur Liao (1972)	Treasurer (Principal Financial and Accounting Officer)	August 2012 to Present	Senior Managing Director,[2] Blackstone (2016–Present); Chief Financial Officer, BAAM (2007–Present) and BAIA (2012–Present); Managing Director,[2] Blackstone (2007–2015)

Name and Year of Birth of Officers	Position(s) Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years

Cyrus B. Richardson (1968)	Anti-Money Laundering Officer	Anti-Money Laundering Officer (September 2018 to Present)	Managing Director,[2] Blackstone (2013–Present) Chief Compliance Officer, Blackstone Advisory Partners L.P. (2013–Present) General Counsel, Blackstone Advisory Partners L.P. (2018–Present)

[1]	Term of office of each Officer is indefinite until his death, resignation, removal, or disqualification.
[2]	Executive title, not a board directorship.

Shareholders should retain this Supplement for future reference.